LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
	As of December 31,
	2016	2017
	RMB	RMB
Land use rights	495,555,226	496,819,382
Less: accumulated amortization	(44,614,631)	(53,550,210)
Land use rights, net	450,940,595	443,269,172